Risk and Capital Management - Credit Risk Exposure (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of credit risk exposure [line items]
Loan operations and lease operations	R$ 536,091	R$ 497,719	R$ 494,851
Financial assets designated at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations		R$ 102